Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	14
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:	$1,020,665,769.69

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%	September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%	November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%	November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%	February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%	November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%	November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%	November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%	June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$145,402,257.14	0.5816090	$130,918,271.28	0.5236731	$14,483,985.86
Class A-2-B Notes	$84,333,309.14	0.5816090	$75,932,597.34	0.5236731	$8,400,711.80
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$636,745,566.28	0.6285679	$613,860,868.62	0.6059771	$22,884,697.66

Weighted Avg. Coupon (WAC)	3.20%		3.19%
Weighted Avg. Remaining Maturity (WARM)	45.54		44.60
Pool Receivables Balance	$676,743,318.48		$652,803,254.45
Remaining Number of Receivables	47,064		46,393

Adjusted Pool Balance	$652,055,552.83		$629,170,855.17

III. COLLECTIONS

Principal:
Principal Collections	$22,706,760.97
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$465,382.64
Total Principal Collections	$23,172,143.61

Interest:
Interest Collections	$1,762,178.53
Late Fees & Other Charges	$43,559.00
Interest on Repurchase Principal	$-
Total Interest Collections	$1,805,737.53

Collection Account Interest	$3,605.73
Reserve Account Interest	$419.36
Servicer Advances	$-

Total Collections	$24,981,906.23

1 of 3

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	14
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$24,981,906.23
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$24,981,906.23

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$563,952.77	$-	$563,952.77	563,952.77
Collection Account Interest					$3,605.73
Late Fees & Other Charges					$43,559.00
Total due to Servicer					$611,117.50

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$119,956.86		$119,956.86
Class A-2-B Notes		$61,451.43		$61,451.43
Class A-3 Notes		$310,250.00		$310,250.00
Class A-4 Notes		$124,051.17		$124,051.17

Total Class A interest:		$615,709.46		$615,709.46	615,709.46

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$23,604,670.10

9. Regular Principal Distribution Amount:					22,884,697.66

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$14,483,985.86
Class A-2-B Notes		$8,400,711.80
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$22,884,697.66	$22,884,697.66
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$22,884,697.66	$22,884,697.66

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			719,972.44

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$24,687,765.65
Beginning Period Amount	$24,687,765.65
Current Period Amortization	$1,055,366.37
Ending Period Required Amount	$23,632,399.28
Ending Period Amount	$23,632,399.28
Next Distribution Date Required Amount	$22,599,709.30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.35%	2.43%	2.43%

2 of 3

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	14
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.79%	45,831	98.55%	$643,360,226.62
30 - 60 Days	0.93%	430	1.09%	$7,087,434.18
61 - 90 Days	0.22%	103	0.28%	$1,826,462.11
91-120 Days	0.06%	28	0.08%	$516,377.28
121 + Days	0.00%	1	0.00%	$12,754.26
Total		46,393		$652,803,254.45

Delinquent Receivables 30+ Days Past Due
Current Period	1.21%	562	1.45%	$9,443,027.83
1st Preceding Collection Period	1.07%	503	1.32%	$8,935,947.95
2nd Preceding Collection Period	1.12%	536	1.36%	$9,531,776.67
3rd Preceding Collection Period	1.03%	498	1.21%	$8,804,863.70
Four-Month Average	1.11%		1.33%

Repossession in Current Period		41		$746,047.13
Repossession Inventory		86		$699,712.17

Current Charge-Offs
Gross Principal of Charge-Offs				$1,233,303.06
Recoveries				$(465,382.64)
Net Loss				$767,920.42

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.36%

Average Pool Balance for Current Period				$664,773,286.46

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.39%
1st Preceding Collection Period				0.48%
2nd Preceding Collection Period				0.89%
3rd Preceding Collection Period				0.84%
Four-Month Average				0.90%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	69	867	$12,498,268.80
Recoveries	56	691	$(5,870,465.15)
Net Loss			$6,627,803.65
Cumulative Net Loss as a % of Initial Pool Balance			0.62%

Net Loss for Receivables that have experienced a Net Loss *	54	656	$6,640,360.53
Average Net Loss for Receivables that have experienced a Net Loss			$10,122.50

Principal Balance of Extensions			$2,368,675.90
Number of Extensions			130

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3